Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 2,272,611	$ 874,238
Other receivables and prepayments	207,294	85,316
Total current assets	2,479,905	959,554
Long-term investments	15,098,846	15,098,846
Long-term deposits		71,823
Total Assets	17,578,751	16,130,223
Current liabilities:
Accounts payable and accrued expenses	911,480	918,611
Operating lease liabilities, current	50,972	102,225
Total current liabilities	4,416,347	4,338,980
Operating lease liabilities, non-current		14,182
Total Liabilities	4,416,347	4,353,162
Commitments and contingencies (Note 18)
EQUITY
Additional paid-in capital	96,174,010	93,474,825
Accumulated other comprehensive (income) loss	(158,805)	89,162
Accumulated deficit	(73,485,303)	(72,429,528)
Total equity attributable to the shareholders of Aptorum Group Limited	22,529,972	21,134,514
Non-controlling interests	(9,367,568)	(9,357,453)
Total equity	13,162,404	11,777,061
Total Liabilities and Equity	17,578,751	16,130,223
Class A Ordinary Shares
EQUITY
Ordinary shares, value	52	37
Class B Ordinary Shares
EQUITY
Ordinary shares, value	18	18
Related Party
Current liabilities:
Amounts due to related parties	79,395	79,644
Convertible notes to a related party	$ 3,374,500	$ 3,238,500